Stockholders' Deficit (Tables)	12 Months Ended
Jun. 30, 2020
Equity [Abstract]
Schedule of Stock Option Activity

A summary of the Company’s option activity during the years ended June 30, 2020 and 2019 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2018	1,144	$3,750
Issued	58,500	4.53
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2019	59,644	$76.37
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2020	59,644	$76.37

Exercisable at June 30, 2020	20,644	$212.09
Outstanding and Exercisable:

Weighted average remaining contractual term	8.72
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

Schedule of Option Exercise Price Range
	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2020	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable at June 30, 2020	Weighted Average Exercise Price	Aggregate Intrinsic Value
$4.25-4.68	58,500	8.88 Years	$4.53	$-	19,500	$4.50	$-
$3,750.00	1,144	0.79 Years	3,750.00	-	1,144	3,750.00	-
	59,644	8.72 Years	$76.37	$-	20,644	$212.09	$-

Schedule of Warrant Activity

The following table summarizes warrant activity for the years ended June 30, 2020 and 2019:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2018	291	$5,555
Issued	-	-
Exercised	(24)	-
Forfeited	-	-
Expired	(208)	-
Outstanding at June 30, 2019	59	$4,765
Issued	151,170,482	0.15
Exercised	-	-
Forfeited	-	-
Expired	(27)	-
Outstanding at June 30, 2020	151,170,514	$0.15

Exercisable at June 30, 2020	151,170,482	$0.15
Outstanding and Exercisable:

Weighted average remaining contractual term	2.76
Aggregate intrinsic value	$30,292